Quarterly Report
August 31, 2024
MFS®  Emerging Markets
Equity Fund
FEM-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Airlines – 0.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,130,640	$25,063,559
Grupo Aeroportuario del Sureste, “B”	692,972	18,577,072
		$43,640,631
Alcoholic Beverages – 3.7%
Ambev S.A., ADR	36,410,119	$82,650,970
China Resources Beer Holdings Co. Ltd.	13,496,000	41,821,939
Kweichow Moutai Co. Ltd., “A”	576,758	117,289,185
Wuliangye Yibin Co. Ltd., “A”	3,088,718	53,516,090
		$295,278,184
Automotive – 4.1%
BYD Co. Ltd.	2,064,500	$63,325,547
Hero MotoCorp Ltd.	713,140	46,386,145
Mahindra & Mahindra Ltd.	2,785,007	93,410,352
Maruti Suzuki India Ltd.	265,750	39,398,877
PT Astra International Tbk	252,945,800	83,469,659
		$325,990,580
Biotechnology – 0.6%
Hugel, Inc. (a)	235,237	$48,146,262
Brokerage & Asset Managers – 0.5%
B3 S.A. - Brasil Bolsa Balcao	16,508,700	$37,141,975
Business Services – 5.1%
Infosys Ltd.	9,120,528	$211,366,473
Tata Consultancy Services Ltd.	3,089,271	168,072,348
Tech Mahindra Ltd.	1,565,584	30,644,100
		$410,082,921
Chemicals – 1.1%
UPL Ltd.	12,716,364	$90,956,672
Computer Software – 0.9%
Kingsoft Corp.	25,100,000	$69,217,913
Computer Software - Systems – 7.2%
Hon Hai Precision Industry Co. Ltd.	16,112,000	$94,298,218
Samsung Electronics Co. Ltd. (a)	8,527,103	478,182,343
		$572,480,561
Conglomerates – 1.0%
LG Corp.	1,337,202	$79,280,158
Construction – 3.5%
Anhui Conch Cement Co. Ltd.	16,547,500	$35,773,236
Beijing New Building Materials PLC, “A”	11,919,894	43,453,918
Gree Electric Appliances, Inc., “A”	15,572,539	87,118,575
Midea Group Co. Ltd., “A”	3,598,408	32,871,098
Techtronic Industries Co. Ltd.	5,367,500	72,344,027
Zhejiang Supor Co. Ltd., “A”	1,459,252	10,252,356
		$281,813,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 11.3%
ASE Technology Holding Co. Ltd	19,889,000	$96,648,516
SK Square Co. Ltd. (a)	581,697	34,429,828
Taiwan Semiconductor Manufacturing Co. Ltd.	25,656,695	766,089,170
		$897,167,514
Energy - Independent – 1.5%
Bharat Petroleum Corp. Ltd.	12,079,636	$51,667,524
Reliance Industries Ltd.	1,904,428	68,798,116
		$120,465,640
Energy - Integrated – 4.0%
Galp Energia SGPS S.A., “B”	3,745,127	$77,663,828
Petroleo Brasileiro S.A., ADR	6,239,122	95,021,828
Petroleo Brasileiro S.A., ADR	3,747,956	52,246,507
Petronet LNG Ltd. (a)	10,724,592	47,141,681
Saudi Arabian Oil Co.	6,179,826	46,028,390
		$318,102,234
Engineering - Construction – 0.4%
Doosan Bobcat, Inc.	1,147,659	$34,357,892
Food & Beverages – 2.7%
Gruma S.A.B. de C.V.	2,541,293	$46,637,954
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	30,811,827	98,370,764
Orion Corp.	995,119	68,533,853
		$213,542,571
Food & Drug Stores – 0.4%
BIM Birlesik Magazalar A.S.	1,914,075	$30,409,156
Forest & Paper Products – 0.3%
Suzano S.A.	2,085,100	$20,348,034
Insurance – 5.2%
AIA Group Ltd.	7,503,600	$53,522,292
DB Insurance Co. Ltd.	1,013,027	88,572,878
Hyundai Marine & Fire Insurance Co. Ltd.	2,669,921	69,688,033
Ping An Insurance Co. of China Ltd., “H”	24,516,500	116,713,207
Samsung Fire & Marine Insurance Co. Ltd.	337,166	87,803,579
		$416,299,989
Internet – 0.9%
Baidu, Inc., ADR (a)	181,144	$15,328,405
MakeMyTrip Ltd. (a)	274,824	26,429,824
NAVER Corp.	250,868	31,923,306
		$73,681,535
Leisure & Toys – 6.7%
NetEase, Inc., ADR	1,158,144	$93,161,103
Tencent Holdings Ltd.	9,052,400	437,520,855
		$530,681,958
Machinery & Tools – 1.7%
Delta Electronics, Inc.	10,816,000	$136,581,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 3.6%
Banco Bradesco S.A., ADR	29,772,772	$82,768,306
Bandhan Bank Ltd.	16,973,545	40,644,630
Erste Group Bank AG	1,128,177	62,140,705
Nedbank Group Ltd. (l)	4,435,139	73,805,589
OTP Bank PLC	476,235	24,499,763
		$283,858,993
Medical & Health Technology & Services – 0.0%
Burning Rock Biotech Ltd., ADR (a)(l)	324,667	$1,688,268
Metals & Mining – 3.1%
Industries Qatar Q.P.S.C.	15,005,749	$53,165,109
PT United Tractors Tbk	45,851,200	80,250,725
Vale S.A., ADR	10,873,627	114,390,556
		$247,806,390
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	10,374,300	$35,056,396
Network & Telecom – 0.9%
Accton Technology Corp.	2,298,000	$36,795,002
GDS Holdings Ltd., “A” (a)	4,724,500	10,017,982
GDS Holdings Ltd., ADR (a)(l)	1,547,816	26,359,306
		$73,172,290
Oil Services – 0.5%
Samsung E&A Co. Ltd. (a)	1,988,794	$37,873,482
Other Banks & Diversified Financials – 13.0%
Bangkok Bank Public Co. Ltd.	18,339,200	$76,402,045
Bank Negara Indonesia PT	306,071,600	105,951,670
China Construction Bank Corp. (a)	195,595,490	138,061,149
China Merchants Bank Co. Ltd.	9,078,000	37,510,853
Credicorp Ltd.	591,783	105,544,498
Emirates NBD Bank PJSC	10,762,903	57,728,791
Grupo Financiero Banorte S.A. de C.V.	5,831,595	40,332,663
HDFC Bank Ltd.	6,579,327	128,661,395
Kasikornbank Co. Ltd.	16,311,300	68,917,592
KB Financial Group, Inc.	1,989,259	128,408,152
Kotak Mahindra Bank Ltd.	6,381,565	135,800,914
Sberbank of Russia PJSC (a)(u)	50,760,059	0
Tisco Financial Group PCL	3,183,000	8,981,430
		$1,032,301,152
Precious Metals & Minerals – 0.9%
Gold Fields Ltd., ADR	5,120,456	$70,355,065
Real Estate – 1.7%
Emaar Properties PJSC	37,047,932	$85,134,036
Hang Lung Properties Ltd.	31,034,000	23,624,544
SM Investments Corp.	1,588,350	25,034,546
		$133,793,126
Restaurants – 0.7%
Yum China Holdings, Inc.	1,715,948	$58,016,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.3%
Alibaba Group Holding Ltd.	23,456,348	$245,299,312
Multiplan Empreendimentos Imobiliarios S.A.	4,572,341	20,801,253
PDD Holdings, Inc., ADR (a)	238,671	22,938,670
Vipshop Holdings Ltd., ADR	4,113,635	51,584,983
Walmart de Mexico S.A.B. de C.V.	24,960,911	79,556,032
		$420,180,250
Telecommunications - Wireless – 2.2%
Advanced Info Service Public Co. Ltd.	5,489,900	$40,065,159
Etihad Etisalat Co.	4,538,728	61,079,189
PT Telekom Indonesia	375,083,700	74,071,895
		$175,216,243
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	3,579,093	$57,999,783
Tobacco – 1.7%
British American Tobacco PLC	1,716,980	$64,179,176
ITC Ltd.	12,211,754	73,246,193
		$137,425,369
Total Common Stocks		$7,810,410,442
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.35% (v)	147,982,814	$148,027,209
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j)	2,682,550	$2,682,550

Other Assets, Less Liabilities – 0.1%		9,458,972
Net Assets – 100.0%		$7,970,579,173
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $148,027,209 and $7,813,092,992, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$454,025,073	$1,488,242,239	$—	$1,942,267,312
India	284,182,442	968,442,802	—	1,252,625,244
South Korea	147,814,011	1,039,385,755	—	1,187,199,766
Taiwan	—	1,130,412,749	—	1,130,412,749
Brazil	505,369,429	—	—	505,369,429
Indonesia	269,672,054	74,071,895	—	343,743,949
Mexico	210,167,280	—	—	210,167,280
Thailand	76,402,045	117,964,181	—	194,366,226
Hong Kong	72,344,027	77,146,836	—	149,490,863
Other Countries	738,038,587	156,729,037	0	894,767,624
Mutual Funds	150,709,759	—	—	150,709,759
Total	$2,908,724,707	$5,052,395,494	$0	$7,961,120,201
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 5/31/24	$0
Realized gain (loss)	(133,173,627)
Change in unrealized appreciation or depreciation	190.969.984
Sales	(57,796,357)
Balance as of 8/31/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2024 is $0. At August 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$155,743,854	$379,278,788	$387,021,796	$(1,633)	$27,996	$148,027,209
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,703,736	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2024, are as follows:
China	24.5%
India	15.7%
South Korea	14.9%
Taiwan	14.2%
Brazil	6.3%
Indonesia	4.3%
Mexico	2.6%
Thailand	2.4%
United States	2.0%
Other Countries	13.1%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.